LEASE OBLIGATIONS, Future Minimum Lease Payments under Lease Obligations (Details) - CAD ($)	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Future Minimum Lease Payments [Abstract]
Minimum lease payments	$ 758,311	$ 239,529
Less: Imputed Interest	(119,270)	(26,626)
Total lease obligations	639,041	212,903	$ 202,798
Current portion of lease obligations	(201,785)	(92,736)
Non-current portion of lease obligations	437,256	120,167
Less than 1 Year [Member]
Future Minimum Lease Payments [Abstract]
Minimum lease payments	249,381	104,745
1-5 Years [Member]
Future Minimum Lease Payments [Abstract]
Minimum lease payments	508,930	134,784
5 + Years [Member]
Future Minimum Lease Payments [Abstract]
Minimum lease payments	$ 0	$ 0